UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.48%
	Aerospace & Defense - 0.81%
613,000	Teledyne Technologies, Inc. (a)	$30,870,680
	Auto Components - 0.86%
1,268,271	Dana Holding Corp. (a)	23,209,359
428,500	Federal Mogul Corp. (a)	9,782,655
		32,992,014

	Building Products - 0.59%
1,365,000	Quanex Building Products Corp.	22,372,350
	Capital Markets - 4.32%
1,143,152	Epoch Holding Corp.	20,405,263
445,000	Evercore Partners, Inc.	14,827,400
956,500	Federated Investors, Inc. (b)	22,802,960
368,000	Gamco Investors, Inc. (b)(c)	17,034,720
321,500	Greenhill & Co, Inc. (b)	17,303,130
730,000	Legg Mason, Inc.	23,914,800
2,078,999	MF Global Holdings Ltd. (a)	16,091,452
90,000	Pzena Investment Management, Inc.	511,200
2,732	Teton Advisors, Inc. (b)	46,171
879,000	Waddell & Reed Financial, Inc.	31,951,650
		164,888,746

	Chemicals - 4.55%
816,000	Arch Chemicals, Inc.	28,103,040
456,000	Ashland, Inc.	29,466,720
650,000	Chemtura Corp. (a)	11,830,000
978,000	Koppers Holdings, Inc.	37,095,540
895,000	W.R. Grace & Co. (a)	40,838,850
1,391,805	Zep, Inc. (c)	26,305,115
		173,639,265

	Commercial Banks - 0.81%
961,000	Wintrust Financial Corp. (b)	30,924,980
	Commercial Services & Supplies - 1.34%
504,576	The Brink's Co.	15,051,502
1,442,780	R.R. Donnelley & Sons Co.	28,292,916
484,878	Standard Parking Corp. (a)	7,743,502
		51,087,920

	Computers & Peripherals - 0.69%
1,403,000	NCR Corp. (a)	26,502,670
	Construction & Engineering - 5.20%
1,144,500	AECOM Technology Corp. (a)	31,290,630
853,500	The Babcock & Wilcox Co. (a)	23,650,485
909,500	Chicago Bridge & Iron Co.	35,379,550
899,500	Foster Wheeler AG (a)	27,326,810
1,034,000	Layne Christensen Co. (a)(c)	31,371,560
1,395,000	McDermott International, Inc. (a)	27,634,950
713,500	Shaw Group, Inc. (a)	21,554,835
		198,208,820

	Construction Materials - 0.93%
849,000	Texas Industries, Inc. (b)	35,343,870
	Containers & Packaging - 0.36%
209,500	Rock-Tenn Co.	13,898,230

	Diversified Financial Services - 2.66%
457,516	CBOE Holdings, Inc.	11,254,894
1,382,500	MarketAxess Holdings, Inc.	34,645,450
1,350,000	PHH Corp. (a)	27,702,000
1,256,705	Walter Investment Management Corp.	27,886,284
		101,488,628

	Electric Utilities - 1.11%
268,000	Allete, Inc.	10,998,720
436,500	ITC Holdings Corp.	31,327,605
		42,326,325

	Electrical Equipment - 3.87%
333,705	A.O. Smith Corporation	14,115,722
541,500	Acuity Brands, Inc. (b)	30,204,870
652,000	AZZ, Inc. (c)	29,861,599
420,854	Franklin Electric, Inc.	19,759,095
713,000	General Cable Corp. (a)	30,359,540
345,500	Regal Beloit Corp.	23,069,035
		147,369,861

	Electronic Equipment, Instruments & Components - 0.62%
403,000	Littelfuse, Inc.	23,664,160
	Energy Equipment & Services - 3.83%
606,000	Dresser-Rand Group, Inc. (a)	32,572,500
313,000	Dril-Quip, Inc. (a)	21,230,790
882,500	Exterran Holdings, Inc. (a)(b)	17,499,975
3,150,286	Hercules Offshore, Inc. (a)	17,358,076
415,000	Lufkin Industries, Inc.	35,710,750
1,339,500	Natural Gas Services Group, Inc. (a)(c)	21,646,320
		146,018,411

	Food & Staples Retailing - 0.82%
3,317,159	Supervalu, Inc. (b)	31,214,466
	Food Products - 3.51%
15,000	Darling International, Inc. (a)	265,500
1,611,436	Dean Foods Co. (a)	19,772,320
384,921	Diamond Foods, Inc. (b)	29,384,869
1,246,750	Flowers Foods, Inc. (b)	27,478,370
785,388	Tootsie Roll Industries, Inc. (b)	22,980,453
626,000	TreeHouse Foods, Inc. (a)	34,185,860
		134,067,372

	Gas Utilities - 0.89%
1,003,000	Questar Corp.	17,763,130
298,000	South Jersey Industries, Inc.	16,184,380
		33,947,510

	Health Care Equipment & Supplies - 0.86%
714,000	Hill-Rom Holdings, Inc.	32,872,560
	Health Care Providers & Services - 1.93%
728,500	AmerisourceBergen Corp.	30,159,900
955,763	Hanger Orthopedic Group, Inc. (a)	23,387,521
613,500	Patterson Companies, Inc.	20,178,015
		73,725,436

	Hotels, Restaurants & Leisure - 4.89%
6,070,000	Denny's Corp. (a)(c)	23,551,600
569,000	DineEquity, Inc. (a)	29,741,630
1,013,000	Gaylord Entertainment Co. (a)	30,390,000
2,039,117	Marcus Corp. (c)	20,146,476
1,575,000	Orient-Express Hotels Ltd. (a)	16,931,250
758,000	Vail Resorts, Inc. (a)(b)	35,034,760
918,000	Wyndham Worldwide Corp.	30,890,700
		186,686,416

	Household Durables - 0.30%
113,155	National Presto Industries, Inc. (b)	11,484,101
	Insurance - 4.03%
1,417,500	First American Financial Corp.	22,183,875
725,000	Hanover Insurance Group, Inc.	27,339,750
1,186,500	HCC Insurance Holdings, Inc.	37,374,750
152,500	PartnerRe Ltd.	10,499,625
496,000	Reinsurance Group of America, Inc. (b)	30,186,560
802,000	W.R. Berkley Corp.	26,016,880
		153,601,440

	IT Services - 2.25%
1,240,000	Broadridge Financial Solutions, Inc.	29,846,800
1,463,883	Corelogic, Inc. (a)	24,461,485
609,008	Wright Express Corp. (a)	31,711,046
		86,019,331

	Machinery - 17.78%
929,700	Ampco-Pittsburgh Corp. (c)	21,801,465
718,292	CIRCOR International, Inc.	30,764,446
1,801,291	Colfax Corp. (a)	44,672,017
729,000	EnPro Industries, Inc. (a)	35,043,030
3,000,000	Federal Signal Corp.	19,680,000
359,000	Gardner Denver, Inc.	30,173,950
1,501,000	The Greenbrier Companies (a)(c)	29,659,760
1,036,000	John Bean Technologies Corp.	20,015,520
279,000	Joy Global, Inc.	26,571,960
800,000	Kaydon Corp.	29,856,000
933,000	LB Foster Co. (c)	30,705,030
836,500	RBC Bearings, Inc. (a)	31,586,240
958,500	Robbins & Myers, Inc.	50,656,725
754,000	Sun Hydraulics Corp.	36,041,200
835,797	Tennant Co.	33,373,374
897,500	Terex Corp. (a)	25,533,875
1,665,000	Titan International, Inc. (b)	40,392,900
1,143,500	Trinity Industries, Inc. (b)	39,885,280
9,000	Twin Disc, Inc.	347,670
322,500	Valmont Industries, Inc.	31,085,775
629,000	Wabtec Corp.	41,337,880
819,500	Watts Water Technologies, Inc. - Class A	29,018,495
		678,202,592

	Media - 1.01%
218,000	Arbitron, Inc.	9,009,940
1,072,500	Belo Corp. (a)	8,075,925
782,000	Madison Square Garden, Inc. (a)	21,528,460
		38,614,325

	Metals & Mining - 5.18%
1,010,000	AMCOL International Corp.	38,541,600
44,112	Contango Ore, Inc. (a)	573,456
567,000	Haynes International, Inc.	35,114,310
605,000	Kaiser Aluminum Corp.	33,045,100
852,500	Materion Corp. (a)	31,516,925
697,000	Universal Stainless & Alloy Products, Inc. (a)(c)	32,591,720
226,000	Walter Energy, Inc.	26,170,800
		197,553,911

	Multiline Retail - 0.52%
1,761,500	Saks, Inc. (a)(b)	19,675,955
	Multi-Utilities - 0.32%
441,500	Vectren Corp.	12,300,190
	Oil, Gas & Consumable Fuels - 7.39%
427,500	Alpha Natural Resources, Inc. (a)	19,425,600
607,500	Berry Petroleum Co.	32,276,475
908,500	Carrizo Oil & Co, Inc. (a)	37,929,875
360,000	Cloud Peak Energy, Inc. (a)	7,668,000
612,000	Contango Oil & Gas Company (a)	35,765,280
477,000	Continental Resources, Inc. (a)(b)	30,962,070
632,500	Gulfport Energy Corp. (a)	18,778,925
353,773	Magnum Hunter Resources Corp. (a)	2,391,506
560,500	Oasis Petroleum, Inc. (a)(b)	16,635,640
1,212,000	Petrohawk Energy Corp. (a)	29,900,040
663,000	Range Resources Corp.	36,796,500
836,215	Resolute Energy Corp. (a)(b)	13,513,234
		282,043,145

	Paper & Forest Products - 1.35%
276,500	Clearwater Paper Corp. (a)	18,879,420
447,000	Deltic Timber Corp.	23,999,430
400,053	Neenah Paper, Inc.	8,513,128
		51,391,978

	Pharmaceuticals - 0.77%
334,500	Perrigo Co.	29,392,515
	Real Estate Management & Development - 1.01%
1,275,000	Forestar Group, Inc. (a)	20,948,250
268,612	Howard Hughes Corp. (a)	17,470,524
		38,418,774

	Road & Rail - 3.76%
337,000	Amerco (a)	32,402,550
1,290,000	Avis Budget Group, Inc. (a)	22,046,100
691,000	Genesee & Wyoming, Inc. (a)	40,520,240
558,500	Kansas City Southern (a)	33,135,805
208,000	Providence & Worcester Railroad Co.	2,951,520
833,500	RailAmerica, Inc. (a)	12,502,500
		143,558,715

	Specialty Retail - 2.92%
954,000	Foot Locker, Inc.	22,667,040
900,500	Midas Group, Inc. (a)(c)	5,691,160
909,000	Penske Automotive Group, Inc. (a)	20,670,660
636,000	PetSmart, Inc.	28,855,320
1,964,500	Sally Beauty Holdings, Inc. (a)	33,592,950
		111,477,130

	Textiles, Apparel & Luxury Goods - 1.23%
506,500	Hanesbrands, Inc. (a)	14,460,575
302,900	Iconix Brand Group, Inc. (a)	7,330,180
912,500	Maidenform Brands, Inc. (a)	25,239,750
		47,030,505

	Thrifts & Mortgage Finance - 4.37%
1,080,000	Brookline Bancorp, Inc.	10,011,600
678,000	Capitol Federal Financial	7,973,280
1,763,000	First Niagara Financial Group, Inc.	23,271,600
1,091,500	Home Federal Bancorp, Inc. (b)(c)	11,995,585
582,500	Iberiabank Corp.	33,575,300
589,000	Northwest Bancshares, Inc.	7,409,620
1,200,000	Oritani Financial Corp.	15,348,000
1,380,000	Provident Financial Services, Inc. (b)	19,761,600
271,700	Rockville Financial, Inc.	2,689,830
314,500	Territorial Bancorp, Inc.	6,516,440
995,000	Viewpoint Financial Group	13,731,000
1,790,000	Westfield Financial, Inc. (c)	14,534,800
		166,818,655

	Trading Companies & Distributors - 0.84%
899,000	Kaman Corp.	31,887,530
	Total Common Stocks (Cost $2,941,390,533)	$3,833,581,482

Principal
Amount

	INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING - 2.38%
	Repurchase Agreements - 2.15%
$ 82,180,000	Credit Suisse First Boston Repurchase Agreement, (Dated 06/30/2011), 0.84%,
	due 07/01/2011, (Repurchased proceeds $82,180,023); [Collateralized by
	$83,824,602, in various U.S. Treasuries with interest rates from 4.25% to 8.75% and
	maturity date ranges of 08/15/20 to 05/15/39 (Market Value $83,824,602)]	$82,180,000
Shares
	Money Market Funds - 0.23%
2,862,392	Goldman Sachs Financial Square Money Market Fund, 0.10%	2,862,392
2,177,103	DWS Money Market Fund - Institutional Series, 0.06%	2,177,103
1,851,545	HSBC Investment Prime Money Market Fund, 0.06%	1,851,545
1,808,482	JPMorgan Prime Money Market Fund, 0.09%	1,808,482
		8,699,522
	Total Investments Purchased With Cash Collateral From Securities Lending (Cost $90,879,522)	$90,879,522

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds
36	Fidelity Government Portfolio, 0.01%.	$36
	Total Short Term Investments (Cost $36)	$36

	Total Investments (Cost $3,032,270,091) - 102.86%	$3,924,461,040
	Liabilities in Excess of Other Assets - (2.86)%	(109,163,912)
	TOTAL NET ASSETS - 100.00%	$3,815,297,128

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See note 1 in the Notes to the Schedule of Investments.
(c)	Affiliated issuer. See note 2 in the Notes to the Schedule of Investments.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.37%
	Auto Components - 1.32%
22,100	Superior Industries International, Inc.	$488,631
	Capital Markets - 0.53%
6,300	Arlington Asset Investment Corp.	197,757
	Chemicals - 3.19%
15,700	Arch Chemicals, Inc.	540,708
21,000	KMG Chemicals, Inc.	353,640
12,400	RPM International, Inc.	285,448
		1,179,796

	Commercial Banks - 3.77%
32,700	BancorpSouth, Inc.	405,807
29,500	FirstMerit Corp.	487,045
37,200	Glacier Bancorp, Inc.	501,456
		1,394,308

	Commercial Services & Supplies - 0.98%
14,600	Deluxe Corp.	360,766
	Communications Equipment - 2.17%
7,900	Adtran, Inc.	305,809
27,800	Communications Systems, Inc.	498,454
		804,263

	Containers & Packaging - 1.45%
8,800	Bemis, Inc.	297,264
3,600	Rock-Tenn Co.	238,824
		536,088
	Diversified Financial Services - 1.30%
21,700	Walter Investment Management Corp.	481,523
	Electric Utilities - 5.14%
13,900	Allete, Inc.	570,456
12,200	Cleco Corp.	425,170
17,300	El Paso Electric Co. (a)	558,790
12,800	Westar Energy, Inc.	344,448
		1,898,864

	Electrical Equipment - 2.31%
12,000	A.O. Smith Corporation	507,600
5,200	Regal Beloit Corp.	347,204
		854,804

	Electronic Equipment, Instruments & Components - 2.53%
11,200	MTS Systems Corp.	468,496
34,300	Richardson Electronics Ltd.	466,137
		934,633

	Energy Equipment & Services - 2.16%
8,200	Bristow Group, Inc.	418,364
4,400	Lufkin Industries, Inc.	378,620
		796,984

	Food & Staples Retailing - 1.54%
11,100	PriceSmart, Inc.	568,653
	Food Products - 1.41%
25,300	B & G Foods, Inc.	521,686
	Gas Utilities - 1.48%
10,100	South Jersey Industries, Inc.	548,531
	Health Care Equipment & Supplies - 3.54%
20,400	Cantel Medical Corp.	548,964
7,100	Hill-Rom Holdings, Inc.	326,884
17,900	Meridian Bioscience, Inc.	431,569
		1,307,417

	Health Care Providers & Services - 1.83%
8,400	Owens & Minor, Inc.	289,716
15,700	U. S. Physical Therapy, Inc.	388,261
		677,977

	Hotels, Restaurants & Leisure - 2.03%
27,300	Einstein Noah Restaurant Group, Inc.	408,681
34,500	Marcus Corp.	340,860
		749,541

	Insurance - 6.16%
15,400	Arthur J. Gallagher & Co.	439,516
36,400	Eastern Insurance Holdings, Inc.	481,572
52,500	Meadowbrook Insurance Group, Inc.	520,275
24,600	Protective Life Corp.	568,998
4,400	Reinsurance Group of America, Inc.	267,784
		2,278,145

	IT Services - 0.83%
16,600	Total System Services, Inc.	308,428
	Machinery - 8.98%
12,200	Harsco Corp.	397,720
22,600	John Bean Technologies Corp.	436,632
5,900	Snap-On, Inc.	368,632
13,900	Tennant Co.	555,027
4,700	Timken Co.	236,880
21,600	Titan International, Inc.	524,016
23,000	Trinity Industries, Inc.	802,240
		3,321,147

	Marine - 1.23%
20,000	Nordic American Tanker Shipping Ltd.	454,800
	Media - 3.72%
18,500	Arbitron, Inc.	764,605
81,200	Belo Corp. (a)	611,436
		1,376,041

	Multi-Utilities - 2.47%
18,000	Northwestern Corp.	595,980
6,300	OGE Energy Corp.	317,016
		912,996

	Oil, Gas & Consumable Fuels - 3.71%
12,400	Berry Petroleum Co.	658,812
19,800	World Fuel Services Corp.	711,414
		1,370,226

	Paper & Forest Products - 0.90%
15,600	Neenah Paper, Inc.	331,968
	Real Estate Investment Trusts (REITs) - 11.12%
14,200	American Campus Communities, Inc.	504,384
42,400	Dynex Cap, Inc.	410,432
6,800	Equity Lifestyle Properties, Inc.	424,592
19,300	Government Properties Income Trust	521,486
13,500	Healthcare Realty Trust, Inc.	278,505
31,000	Medical Properties Trust, Inc.	356,500
13,900	Sabra Health Care REIT, Inc. (a)	232,269
12,000	Sovran Self Storage, Inc.	492,000
29,500	Stag Industrial, Inc. (a)	361,375
46,500	Summit Hotel Properties, Inc.	527,775
		4,109,318

	Software - 0.93%
11,500	Jack Henry & Associates, Inc.	345,115
	Specialty Retail - 5.45%
28,250	Aaron's, Inc.	798,345
19,600	Destination Maternity Corp.	391,608
26,300	Foot Locker, Inc.	624,888
12,000	Stage Stores, Inc.	201,600
		2,016,441

	Textiles, Apparel & Luxury Goods - 1.09%
35,800	R.G. Barry Corp.	403,824
	Thrifts & Mortgage Finance - 6.75%
32,800	Franklin Financial Corporation (a)	395,568
7,800	Iberiabank Corp.	449,592
38,100	Northwest Bancshares, Inc.	479,298
39,600	Oritani Financial Corp.	506,484
22,300	Territorial Bancorp, Inc.	462,056
24,800	Westfield Financial, Inc.	201,376
		2,494,374

	Trading Companies & Distributors - 4.21%
16,200	Kaman Corp.	574,614
4,700	MSC Industrial Direct Co.	311,657
21,800	Textainer Group Holdings Ltd.	670,132
		1,556,403

	Water Utilities - 1.14%
19,100	Aqua America, Inc.	419,818
	Total Common Stocks (Cost $30,653,958)	$36,001,266

	EXCHANGE TRADED FUNDS - 1.85%
	Funds, Trusts & Other Financial Vehicles - 1.85%
9,300	iShares Russell 2000 Value Index Fund	$682,713
	Total Exchange Traded Funds (Cost $648,585)	$682,713

	Short Term Investments - 0.36%
	Money Market Funds - 0.36%
134,593	Fidelity Government Portfolio, 0.01%	$134,593
	Total Short Term Investments (Cost $134,593)	$134,593

	Total Investments (Cost $31,437,136) - 99.58%	$36,818,572
	Other Assets in Excess of Liabilities - 0.42%	154,731
	TOTAL NET ASSETS - 100.00%	$36,973,303

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.90%
	Auto Components - 1.91%
57,000	Drew Industries, Inc.	$1,409,040
21,500	Visteon Corp. (a)	1,470,815
		2,879,855

	Capital Markets - 4.69%
79,000	Epoch Holding Corp.	1,410,150
61,000	Invesco Ltd.	1,427,400
38,000	Lazard Ltd.	1,409,800
42,500	Legg Mason, Inc.	1,392,300
76,000	Safeguard Scientifics, Inc. (a)	1,434,880
		7,074,530

	Chemicals - 5.80%
21,500	Ashland, Inc.	1,389,330
79,000	Chemtura Corp. (a)	1,437,800
60,500	Solutia, Inc. (a)	1,382,425
10,500	Tronox, Inc. (a)	1,470,000
35,800	W.R. Grace & Co. (a)	1,633,554
76,000	Zep, Inc.	1,436,400
		8,749,509

	Commercial Services & Supplies - 1.88%
47,500	The Brink's Co.	1,416,925
41,500	Iron Mountain, Inc.	1,414,735
		2,831,660

	Computers & Peripherals - 0.91%
73,000	NCR Corp. (a)	1,378,970
	Construction & Engineering - 3.74%
49,000	The Babcock & Wilcox Co. (a)	1,357,790
38,000	Chicago Bridge & Iron Co.	1,478,200
45,500	Foster Wheeler AG (a)	1,382,290
71,500	McDermott International, Inc. (a)	1,416,415
		5,634,695

	Consumer Finance - 1.00%
56,500	Discover Financial Services	1,511,375
	Diversified Financial Services - 2.99%
31,000	CIT Group, Inc. (a)	1,372,060
68,000	PHH Corp. (a)	1,395,360
79,000	Walter Investment Management Corp.	1,753,010
		4,520,430

	Electronic Equipment & Instruments - 1.77%
69,000	Generac Holdings, Inc. (a)	1,338,600
114,000	Methode Electronics, Inc.	1,323,540
		2,662,140

	Electric Utilities - 0.90%
19,000	ITC Holdings Corp.	1,363,630
	Electrical Equipment - 3.75%
33,000	A.O. Smith Corporation	1,395,900
25,000	Acuity Brands, Inc.	1,394,500
30,000	Franklin Electric, Inc.	1,408,500
27,000	Thomas & Betts Corp. (a)	1,453,950
		5,652,850

	Energy Equipment & Services - 1.88%
21,000	Dril-Quip, Inc. (a)	1,424,430
256,000	Hercules Offshore, Inc. (a)	1,410,560
		2,834,990

	Food & Staples Retailing - 0.92%
164,000	Winn Dixie Stores, Inc. (a)	1,385,800
	Food Products - 0.92%
78,000	Darling International, Inc. (a)	1,380,600
	Gas Utilities - 1.84%
19,000	National Fuel Gas Co.	1,383,200
78,500	Questar Corp.	1,390,235
		2,773,435

	Health Care Equipment & Supplies - 2.89%
51,000	CareFusion Corp. (a)	1,385,670
26,500	Covidien Plc	1,410,595
34,000	Hill-Rom Holdings, Inc.	1,565,360
		4,361,625

	Health Care Providers & Services - 3.73%
33,000	AmerisourceBergen Corp.	1,366,200
31,000	Cardinal Health, Inc.	1,408,020
55,000	Hanger Orthopedic Group, Inc. (a)	1,345,850
60,000	U. S. Physical Therapy, Inc.	1,483,800
		5,603,870

	Hotels, Restaurants & Leisure - 6.58%
337,000	Denny's Corp. (a)	1,307,560
27,500	DineEquity, Inc. (a)	1,437,425
45,000	Gaylord Entertainment Co. (a)	1,350,000
108,000	MGM Resorts International (a)	1,426,680
44,000	Red Robin Gourmet Burgers, Inc. (a)	1,600,720
30,000	Vail Resorts, Inc. (a)	1,386,600
42,000	Wyndham Worldwide Corp.	1,413,300
		9,922,285

	Household Durables - 0.95%
41,500	Jarden Corp.	1,432,165
	Insurance - 2.74%
49,000	Arthur J. Gallagher & Co.	1,398,460
177,000	CNO Financial Group, Inc. (a)	1,400,070
85,000	First American Financial Corp.	1,330,250
		4,128,780

	IT Services - 1.76%
73,000	Corelogic, Inc. (a)	1,219,830
27,500	Wright Express Corp. (a)	1,431,925
		2,651,755

	Machinery - 17.04%
29,000	Agco Corp. (a)	1,431,440
70,000	Briggs & Stratton Corp.	1,390,200
60,100	Colfax Corp. (a)	1,490,480
35,000	EnPro Industries, Inc. (a)	1,682,450
205,000	Federal Signal Corp.	1,344,800
64,000	The Greenbrier Companies (a)	1,264,640
73,500	John Bean Technologies Corp.	1,420,020
15,000	Joy Global, Inc.	1,428,600
40,000	LB Foster Co.	1,316,400
84,000	Manitowoc, Inc.	1,414,560
49,000	Oshkosh Corp. (a)	1,418,060
36,000	Tennant Co.	1,437,480
50,000	Terex Corp. (a)	1,422,500
27,000	Timken Co.	1,360,800
60,000	Titan International, Inc.	1,455,600
41,000	Trinity Industries, Inc.	1,430,080
41,500	Twin Disc, Inc.	1,603,145
21,000	Wabtec Corp.	1,380,120
		25,691,375

	Media - 1.90%
2,000	AMC Networks, Inc. (a)	87,000
187,000	Belo Corp. (a)	1,408,110
50,000	Madison Square Garden, Inc. (a)	1,376,500
		2,871,610

	Metals & Mining - 1.90%
27,000	Kaiser Aluminum Corp.	1,474,740
12,000	Walter Energy, Inc.	1,389,600
		2,864,340

	Multiline Retail - 0.94%
42,000	Dollar General Corp. (a)	1,423,380
	Multi-Utilities - 0.94%
45,000	Wisconsin Energy Corp.	1,410,750
	Oil, Gas & Consumable Fuels - 9.41%
15,500	Concho Resources, Inc. (a)	1,423,675
29,000	Consol Energy, Inc.	1,405,920
22,000	Continental Resources, Inc. (a)	1,428,020
13,500	EOG Resources, Inc.	1,411,425
215,000	Magnum Hunter Resources Corp. (a)	1,453,400
49,000	Oasis Petroleum, Inc. (a)	1,454,320
56,000	Petrohawk Energy Corp. (a)	1,381,520
25,000	Range Resources Corp.	1,387,500
89,000	Resolute Energy Corp. (a)	1,438,240
131,000	Sandridge Energy, Inc. (a)	1,396,460
		14,180,480

	Paper & Forest Products - 0.82%
23,000	Deltic Timber Corp.	1,234,870
	Pharmaceuticals - 0.93%
16,000	Perrigo Co.	1,405,920
	Road & Rail - 3.76%
85,000	Avis Budget Group, Inc. (a)	1,452,650
23,000	Genesee & Wyoming, Inc. (a)	1,348,720
24,200	Kansas City Southern (a)	1,435,786
95,000	RailAmerica, Inc. (a)	1,425,000
		5,662,156

	Specialty Retail - 4.93%
51,500	Aaron's, Inc.	1,455,390
66,000	Foot Locker, Inc.	1,568,160
88,000	Harry Winston Diamond Corp. (a)	1,462,560
66,000	Penske Automotive Group, Inc. (a)	1,500,840
32,000	PetSmart, Inc.	1,451,840
		7,438,790

	Thrifts & Mortgage Finance - 1.78%
106,000	Oritani Financial Corp.	1,355,740
64,000	Territorial Bancorp, Inc.	1,326,080
		2,681,820

	Total Common Stocks (Cost $114,392,492)	$147,600,440

	EXCHANGE TRADED FUNDS - 1.49%
	Funds, Trusts & Other Financial Vehicles - 1.49%
27,000	iShares Russell 2000 Index Fund	$2,235,600
	Total Exchange Traded Funds (Cost $2,137,598)	$2,235,600

	SHORT TERM INVESTMENTS - 0.11%
	Money Market Funds - 0.11%
169,895	Fidelity Government Portfolio, 0.01%	$169,895
	Total Short Term Investments (Cost $169,895)	$169,895

	Total Investments (Cost $116,699,985) - 99.50%	$150,005,935
	Other Assets in Excess of Liabilities - 0.50%	760,898
	TOTAL NET ASSETS - 100.00%	$150,766,833

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.00%
	Aerospace & Defense - 1.90%
20,500	ITT Corp.	$1,208,065
	Auto Components - 1.88%
17,500	Visteon Corp. (a)	1,197,175
	Capital Markets - 7.77%
17,400	Ameriprise Financial, Inc.	1,003,632
2,500	CME Group, Inc.	728,975
43,000	Invesco Ltd.	1,006,200
28,400	Lazard Ltd.	1,053,640
34,900	Legg Mason, Inc.	1,143,324
		4,935,771

	Chemicals - 5.82%
19,300	Ashland, Inc.	1,247,166
14,200	FMC Corp.	1,221,484
27,000	W.R. Grace & Co. (a)	1,232,010
		3,700,660

	Commercial Banks - 1.77%
20,500	BOK Financial Corp.	1,122,785
	Commercial Services & Supplies - 3.89%
38,000	Iron Mountain, Inc.	1,295,420
60,000	R.R. Donnelley & Sons Co.	1,176,600
		2,472,020

	Construction & Engineering - 5.45%
30,500	The Babcock & Wilcox Co. (a)	845,155
58,500	McDermott International, Inc. (a)	1,158,885
44,000	Quanta Services, Inc. (a)	888,800
19,000	Shaw Group, Inc. (a)	573,990
		3,466,830

	Consumer Finance - 1.90%
45,200	Discover Financial Services	1,209,100
	Diversified Financial Services - 4.24%
33,200	CIT Group, Inc. (a)	1,469,432
36,000	Leucadia National Corp.	1,227,600
		2,697,032

	Electric Utilities - 1.50%
13,300	ITC Holdings Corp.	954,541
	Energy Equipment & Services - 3.89%
25,000	FMC Technologies, Inc. (a)	1,119,750
22,200	Unit Corp. (a)	1,352,646
		2,472,396

	Gas Utilities - 3.50%
16,700	National Fuel Gas Co.	1,215,760
57,000	Questar Corp.	1,009,470
		2,225,230

	Health Care Equipment & Supplies - 1.15%
19,100	Dentsply International, Inc.	727,328
	Health Care Providers & Services - 4.64%
30,700	AmerisourceBergen Corp.	1,270,980
12,100	Cardinal Health, Inc.	549,582
15,800	Henry Schein, Inc. (a)	1,131,122
		2,951,684

	Hotels, Restaurants & Leisure - 3.63%
89,000	MGM Resorts International (a)	1,175,690
33,600	Wyndham Worldwide Corp.	1,130,640
		2,306,330

	Household Durables - 1.62%
29,900	Jarden Corp.	1,031,849
	Insurance - 8.35%
21,000	Arthur J. Gallagher & Co.	599,340
15,000	Genworth Financial, Inc. (a)	154,200
38,000	HCC Insurance Holdings, Inc.	1,197,000
15,700	PartnerRe Ltd.	1,080,945
17,500	Reinsurance Group of America, Inc.	1,065,050
37,300	W.R. Berkley Corp.	1,210,012
		5,306,547

	IT Services - 5.24%
47,000	Broadridge Financial Solutions, Inc.	1,131,290
61,700	Corelogic, Inc. (a)	1,031,007
38,000	Fidelity National Information Services, Inc.	1,170,020
		3,332,317

	Machinery - 3.69%
21,300	Ingersoll-Rand Plc	967,233
14,500	Joy Global, Inc.	1,380,980
		2,348,213

	Metals & Mining - 2.00%
11,000	Walter Energy, Inc.	1,273,800
	Multiline Retail - 2.10%
20,000	Dollar Tree, Inc. (a)	1,332,400
	Multi-Utilities - 3.73%
23,000	OGE Energy Corp.	1,157,360
38,800	Wisconsin Energy Corp.	1,216,380
		2,373,740

	Oil, Gas & Consumable Fuels - 5.96%
15,400	Consol Energy, Inc.	746,592
11,500	Continental Resources, Inc. (a)	746,465
39,000	Petrohawk Energy Corp. (a)	962,130
31,800	QEP Resources, Inc.	1,330,194
		3,785,381

	Pharmaceuticals - 1.98%
14,300	Perrigo Co.	1,256,541
	Real Estate Management & Development - 1.67%
16,300	Howard Hughes Corp. (a)	1,060,152
	Road & Rail - 2.33%
25,000	Kansas City Southern (a)	1,483,250
	Specialty Retail - 3.08%
14,000	Advance Auto Parts, Inc.	818,860
25,100	PetSmart, Inc.	1,138,787
		1,957,647

	Textiles, Apparel & Luxury Goods - 1.62%
36,000	Hanesbrands, Inc. (a)	1,027,800
	Thrifts & Mortgage Finance - 1.66%
80,000	First Niagara Financial Group, Inc.	1,056,000
	Water Utilities - 2.04%
44,000	American Water Works Co., Inc.	1,295,800
	Total Common Stocks (Cost $43,540,432)	$63,568,384

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
302	Fidelity Government Portfolio, 0.01%	$302
	Total Short Term Investments (Cost $302)	$302

	Total Investments (Cost $43,540,734) - 100.00%	$63,568,686
	Other Assets in Excess of Liabilities - 0.00%	84
	TOTAL NET ASSETS - 100.00%	$63,568,770

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Keeley All Cap Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.92%
	Aerospace & Defense - 1.47%
22,000	ITT Corp.	$1,296,460
	Auto Components - 1.24%
16,000	Visteon Corp. (a)	1,094,560
	Capital Markets - 4.84%
112,000	Epoch Holding Corp.	1,999,200
48,000	Invesco Ltd.	1,123,200
35,000	Legg Mason, Inc.	1,146,600
		4,269,000

	Chemicals - 4.27%
20,500	Ashland, Inc.	1,324,710
15,000	FMC Corp.	1,290,300
61,000	Zep, Inc.	1,152,900
		3,767,910

	Commercial Banks - 1.71%
27,600	Suntrust Banks, Inc.	712,080
24,800	Wintrust Financial Corp.	798,064
		1,510,144

	Commercial Services & Supplies - 1.33%
34,500	Iron Mountain, Inc.	1,176,105
	Computers & Peripherals - 1.56%
73,000	NCR Corp. (a)	1,378,970
	Construction & Engineering - 7.67%
43,000	The Babcock & Wilcox Co. (a)	1,191,530
34,500	Chicago Bridge & Iron Co.	1,342,050
39,000	Foster Wheeler AG (a)	1,184,820
61,000	McDermott International, Inc. (a)	1,208,410
49,000	Quanta Services, Inc. (a)	989,800
28,000	Shaw Group, Inc. (a)	845,880
		6,762,490

	Construction Materials - 1.18%
25,000	Texas Industries, Inc.	1,040,750
	Diversified Financial Services - 4.30%
30,500	CIT Group, Inc. (a)	1,349,930
19,500	JPMorgan Chase & Co.	798,330
74,000	Walter Investment Management Corp.	1,642,060
		3,790,320

	Electrical Equipment - 2.69%
21,000	Acuity Brands, Inc.	1,171,380
18,000	Regal Beloit Corp.	1,201,860
		2,373,240

	Energy Equipment & Services - 1.66%
21,500	Dril-Quip, Inc. (a)	1,458,345
	Food Products - 3.60%
40,000	Kraft Foods, Inc.	1,409,200
21,000	Mead Johnson Nutrition Co.	1,418,550
18,000	Sara Lee Corp.	341,820
		3,169,570

	Gas Utilities - 2.65%
18,500	National Fuel Gas Co.	1,346,800
56,000	Questar Corp.	991,760
		2,338,560

	Health Care Equipment & Supplies - 4.21%
47,000	CareFusion Corp. (a)	1,276,990
27,500	Covidien Plc	1,463,825
25,200	Medtronic, Inc.	970,956
		3,711,771

	Health Care Providers & Services - 4.57%
32,000	AmerisourceBergen Corp.	1,324,800
32,000	Cardinal Health, Inc.	1,453,440
17,500	Henry Schein, Inc. (a)	1,252,825
		4,031,065

	Hotels, Restaurants & Leisure - 4.49%
23,500	DineEquity, Inc. (a)	1,228,345
92,000	MGM Resorts International (a)	1,215,320
45,000	Wyndham Worldwide Corp.	1,514,250
		3,957,915

	Industrial Conglomerates - 1.63%
29,000	Tyco International Ltd.	1,433,470
	Insurance - 8.47%
15,000	Ace Ltd.	987,300
38,000	Allstate Corp.	1,160,140
25,500	Aon Corp.	1,308,150
42,000	Arthur J. Gallagher & Co.	1,198,680
76,000	First American Financial Corp.	1,189,400
9,000	PartnerRe Ltd.	619,650
31,000	W.R. Berkley Corp.	1,005,640
		7,468,960

	IT Services - 4.33%
53,000	Broadridge Financial Solutions, Inc.	1,275,710
62,000	Corelogic, Inc. (a)	1,036,020
25,000	Teradata Corp. (a)	1,505,000
		3,816,730

	Machinery - 5.62%
20,000	Dover Corp.	1,356,000
24,000	Eaton Corp.	1,234,800
14,500	Joy Global, Inc.	1,380,980
30,000	LB Foster Co.	987,300
		4,959,080

	Media - 1.56%
50,000	Madison Square Garden, Inc. (a)	1,376,500
	Metals & Mining - 2.99%
25,000	Kaiser Aluminum Corp.	1,365,500
11,000	Walter Energy, Inc.	1,273,800
		2,639,300

	Multiline Retail - 1.55%
20,500	Dollar Tree, Inc. (a)	1,365,710
	Oil, Gas & Consumable Fuels - 9.14%
24,500	Continental Resources, Inc. (a)	1,590,295
36,000	Encana Corp.	1,108,440
55,000	Petrohawk Energy Corp. (a)	1,356,850
27,500	QEP Resources, Inc.	1,150,325
22,000	Range Resources Corp.	1,221,000
54,000	Williams Companies, Inc.	1,633,500
		8,060,410

	Pharmaceuticals - 3.03%
16,000	Perrigo Co.	1,405,920
61,500	Pfizer, Inc.	1,266,900
		2,672,820

	Real Estate Management & Development - 1.18%
63,000	Forestar Group, Inc. (a)	1,035,090
	Road & Rail - 3.88%
28,000	Genesee & Wyoming, Inc. (a)	1,641,920
17,000	Union Pacific Corp.	1,774,800
		3,416,720

	Specialty Retail - 3.10%
32,000	PetSmart, Inc.	1,451,840
75,000	Sally Beauty Holdings, Inc. (a)	1,282,500
		2,734,340

	Total Common Stocks (Cost $62,507,244)	$88,106,305

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
565	Fidelity Government Portfolio, 0.01%	$565
	TOTAL SHORT TERM INVESTMENTS (Cost $565)	$565

	Total Investments (Cost $62,507,809) - 99.92%	$88,106,870
	Other Assets in Excess of Liabilities - 0.08%	73,234
	TOTAL NET ASSETS - 100.00%	$88,180,104

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Alternative Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 102.24%
	Auto Components - 2.14%
12,000	Drew Industries, Inc.	$296,640
5,000	Visteon Corp. (a)	342,050
		638,690

	Capital Markets - 4.77%
17,250	Epoch Holding Corp.	307,913
12,000	Invesco Ltd. (b)	280,800
7,000	Lazard Ltd.	259,700
8,500	Legg Mason, Inc.	278,460
15,900	Safeguard Scientifics, Inc. (a)	300,192
		1,427,065

	Chemicals - 6.27%
5,000	Ashland, Inc.	323,100
18,000	Chemtura Corp. (a)	327,600
12,000	Solutia, Inc. (a)	274,200
2,200	Tronox, Inc. (a)	308,000
7,000	W.R. Grace & Co. (a)	319,410
17,000	Zep, Inc.	321,300
		1,873,610

	Commercial Services & Supplies - 2.08%
10,000	The Brink's Co.	298,300
9,500	Iron Mountain, Inc.	323,855
		622,155

	Computers & Peripherals - 1.01%
16,000	NCR Corp. (a)	302,240
	Construction & Engineering - 3.67%
9,000	The Babcock & Wilcox Co. (a)	249,390
8,500	Chicago Bridge & Iron Co.	330,650
8,500	Foster Wheeler AG (a)	258,230
13,100	McDermott International, Inc. (a)	259,511
		1,097,781

	Consumer Finance - 1.07%
12,000	Discover Financial Services	321,000
	Diversified Financial Services - 3.07%
7,200	CIT Group, Inc. (a)	318,672
13,000	PHH Corp. (a)	266,760
15,000	Walter Investment Management Corp.	332,850
		918,282

	Electronic Equipment & Instruments - 2.05%
16,000	Generac Holdings, Inc. (a)	310,400
26,000	Methode Electronics, Inc.	301,860
		612,260

	Electric Utilities - 1.08%
4,500	ITC Holdings Corp.	322,965
	Electrical Equipment - 4.10%
7,600	A.O. Smith Corporation	321,480
5,000	Acuity Brands, Inc.	278,900
7,000	Franklin Electric, Inc.	328,650
5,500	Thomas & Betts Corp. (a)	296,175
		1,225,205

	Energy Equipment & Services - 1.83%
4,000	Dril-Quip, Inc. (a)	271,320
50,000	Hercules Offshore, Inc. (a)	275,500
		546,820

	Food & Staples Retailing - 0.72%
25,500	Winn Dixie Stores, Inc. (a)	215,475
	Food Products - 0.94%
15,800	Darling International, Inc. (a)	279,660
	Gas Utilities - 1.98%
4,000	National Fuel Gas Co.	291,200
17,000	Questar Corp.	301,070
		592,270

	Health Care Equipment & Supplies - 2.96%
11,300	CareFusion Corp. (a)	307,021
6,000	Covidien Plc	319,380
5,600	Hill-Rom Holdings, Inc.	257,824
		884,225

	Health Care Providers & Services - 3.00%
7,500	AmerisourceBergen Corp.	310,500
7,000	Cardinal Health, Inc.	317,940
11,000	Hanger Orthopedic Group, Inc. (a)	269,170
		897,610

	Hotels, Restaurants & Leisure - 6.75%
77,000	Denny's Corp. (a)	298,760
5,300	DineEquity, Inc. (a)	277,031
8,500	Gaylord Entertainment Co. (a)	255,000
20,000	MGM Resorts International (a)	264,200
9,000	Red Robin Gourmet Burgers, Inc. (a)	327,420
6,300	Vail Resorts, Inc. (a)	291,186
9,000	Wyndham Worldwide Corp.	302,850
		2,016,447

	Household Durables - 1.10%
9,500	Jarden Corp.	327,845
	Insurance - 2.96%
10,000	Arthur J. Gallagher & Co.	285,400
40,000	CNO Financial Group, Inc. (a)	316,400
18,000	First American Financial Corp.	281,700
		883,500

	IT Services - 2.00%
17,000	Corelogic, Inc. (a)	284,070
6,000	Wright Express Corp. (a)	312,420
		596,490

	Machinery - 17.59%
6,000	Agco Corp. (a)	296,160
14,000	Briggs & Stratton Corp.	278,040
12,500	Colfax Corp. (a)	310,000
7,000	EnPro Industries, Inc. (a)	336,490
48,000	Federal Signal Corp.	314,880
11,500	The Greenbrier Companies (a)	227,240
15,899	John Bean Technologies Corp.	307,169
3,000	Joy Global, Inc.	285,720
7,500	LB Foster Co.	246,825
15,000	Manitowoc, Inc.	252,600
9,000	Oshkosh Corp. (a)	260,460
7,400	Tennant Co.	295,482
8,700	Terex Corp. (a)	247,515
6,000	Timken Co.	302,400
11,000	Titan International, Inc.	266,860
9,500	Trinity Industries, Inc.	331,360
9,600	Twin Disc, Inc.	370,848
5,000	Wabtec Corp.	328,600
		5,258,649

	Media - 1.97%
38,000	Belo Corp. (a)	286,140
11,000	Madison Square Garden, Inc. (a)	302,830
		588,970

	Metals & Mining - 2.10%
6,000	Kaiser Aluminum Corp.	327,720
2,600	Walter Energy, Inc.	301,080
		628,800

	Multiline Retail - 1.02%
9,000	Dollar General Corp. (a)	305,010
	Multi-Utilities - 1.05%
10,000	Wisconsin Energy Corp.	313,500
	Oil, Gas & Consumable Fuels - 9.97%
2,800	Concho Resources, Inc. (a)	257,180
6,200	Consol Energy, Inc.	300,576
4,800	Continental Resources, Inc. (a)	311,568
2,900	EOG Resources, Inc.	303,195
40,000	Magnum Hunter Resources Corp. (a)	270,400
10,500	Oasis Petroleum, Inc. (a)	311,640
13,000	Petrohawk Energy Corp. (a)	320,710
6,000	Range Resources Corp.	333,000
17,500	Resolute Energy Corp. (a)	282,800
27,000	Sandridge Energy, Inc. (a)	287,820
		2,978,889

	Paper & Forest Products - 0.77%
4,300	Deltic Timber Corp.	230,867
	Pharmaceuticals - 1.06%
3,600	Perrigo Co.	316,332
	Road & Rail - 4.02%
16,000	Avis Budget Group, Inc. (a)	273,440
5,500	Genesee & Wyoming, Inc. (a)	322,520
5,500	Kansas City Southern (a)	326,315
18,500	RailAmerica, Inc. (a)	277,500
		1,199,775

	Specialty Retail - 5.11%
11,500	Aaron's, Inc.	324,990
12,500	Foot Locker, Inc.	297,000
17,500	Harry Winston Diamond Corp. (a)	290,850
14,000	Penske Automotive Group, Inc. (a)	318,360
6,550	PetSmart, Inc.	297,173
		1,528,373

	Thrifts & Mortgage Finance - 2.03%
24,000	Oritani Financial Corp.	306,960
14,500	Territorial Bancorp, Inc.	300,440
		607,400

	Total Common Stocks (Cost $25,388,729)	$30,558,160

Contracts
	PURCHASED OPTIONS - 0.60%
	Put Options - 0.60%
97	CBOE Russell 2000 Index
	Expiration: September 2011, Exercise Price: $780.00	$179,450
	Total Purchased Options (Cost $368,891)	$179,450

Shares
	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
165	Fidelity Government Portfolio, 0.01%	$165
	Total Short Term Investments (Cost $165)	$165

	Total Investments (Cost $25,757,785) - 102.84%	$30,737,775
	Liabilities in Excess of Other Assets - (2.84)%	(849,425)
	TOTAL NET ASSETS - 100.00%	$29,888,350

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The industry classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Keeley Alternative Value Fund
Schedule of Options Written
June 30, 2011 (Unaudited)

Contracts		Value
	Call Options
97	CBOE Russell 2000 Index
	Expiration: September 2011, Exercise Price: $780.00	$604,310
	Total Written Options (Premiums received $409,146)	$604,310

Keeley Alternative Value Fund
Schedule of Open Futures Contracts
June 30, 2011 (Unaudited)

Number of Contracts Purchased / (Sold)		Settlement Month	Notional Amount		Cumulative Appreciation
	Description			Value
115	S&P 500 Index Mini Futures	September 2011	$ 7,557,652	$7,564,125	$ 6,473
					$ 6,473

The accompanying notes are an integral part of these Schedules of Investments.

Keeley Funds, Inc.
Notes to the Schedule of Investments
June 30, 2011 (Unaudited)

1)  Securities Lending

Keeley Funds, Inc. (the “Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2011, only Keeley Small Cap Value Fund (“KSCVF”) had securities loaned with a market value of $88,254,993 and received cash collateral for the loans of $90,879,522.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed to by the Board.

2)  Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2010 through June 30, 2011.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance
Issuer Name	At October 1, 2010	Additions	Reductions	At June 30, 2011	Dividend Income	Value At June 30, 2011
Ampco-Pittsburgh Corp.	985,000	-	(55,300)	929,700	$ 513,288	$ 21,801,465
AZZ, Inc.	835,500	-	(183,500)	652,000	557,250	29,861,599
Brush Engineered Materials, Inc. (1)(2)	1,177,500	-	(325,000)	852,500	-	31,516,925
CIRCOR International, Inc. (1)	1,044,000	-	(325,708)	718,292	97,270	30,764,446
Colfax Corp. (1)	2,435,000	-	(633,709)	1,801,291	-	44,672,017
Denny's Corp.	6,025,000	45,000	-	6,070,000	-	23,551,600
DineEquity, Inc.(1)	896,000	-	(327,000)	569,000	-	29,741,630
EnPro Industries, Inc.(1)	1,072,500	-	(343,500)	729,000	-	35,043,030
Gamco Investors, Inc.	368,000	-	-	368,000	1,508,800	17,034,720
The Greenbrier Companies, Inc.	1,995,000	5,000	(499,000)	1,501,000	-	29,659,760
Haynes International, Inc. (1)	740,000	-	(173,000)	567,000	411,900	35,114,310
Home Federal Bancorp, Inc.	1,091,500	-	-	1,091,500	180,098	11,995,585
Koppers Holdings, Inc. (1)	1,355,000	-	(377,000)	978,000	797,390	37,095,540
LB Foster Co.	1,031,500	-	(98,500)	933,000	47,275	30,705,030
Layne Christensen Co.	1,342,500	-	(308,500)	1,034,000	-	31,371,560
Maidenform Brands, Inc.(1)	1,182,500	-	(270,000)	912,500	-	25,239,750
Marcus Corp.	2,195,000	-	(155,883)	2,039,117	558,450	20,146,476
Midas, Inc.	1,547,500	-	(647,000)	900,500	-	5,691,160
Natural Gas Services Group, Inc.	1,470,000	-	(130,500)	1,339,500	-	21,646,320
Neenah Paper, Inc. (1)	1,018,395	-	(618,342)	400,053	253,902	8,513,128
RBC Bearings, Inc.(1)	1,192,500	-	(356,000)	836,500	-	31,586,240
Sun Hydraulics, Inc. (1)	947,500	-	(193,500)	754,000	833,393	36,041,200
Tennant Co. (1)	1,185,000	-	(349,203)	835,797	506,446	33,373,374
Titan International, Inc. (1)	2,120,000	-	(455,000)	1,665,000	28,418	40,392,900
Universal Stainless & Alloy Products,Inc.	732,500	-	(35,500)	697,000	-	32,591,720
Westfield Financial, Inc.	1,795,000	-	(5,000)	1,790,000	860,250	14,534,800
Zep, Inc.	1,237,000	154,805	-	1,391,805	153,152	26,305,115
					$ 7,307,281	$ 735,991,400

(1)Issuer was not an affiliate as of June 30, 2011 (2)Brush Engineered Materials, Inc. changed its name to Materion Corp. on 3/8/2011.

3)  Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

There was no significant movement between Levels 1 and 2 during the period.

Keeley Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 3,833,581,482	$ -	$ -	$ 3,833,581,482
Short Term Investments	8,699,558	82,180,000	-	90,879,558

Total Investments in Securities	$ 3,924,461,040	$ 82,180,000	$ -	$ 3,924,461,040

Keeley Small Cap Dividend Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 36,683,979	$ -	$ -	$ 36,683,979
Short Term Investments	134,593	-	-	134,593

Total Investments in Securities	$ 36,818,572	$ -	$ -	$ 36,818,572

Keeley Small-Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 149,836,040	$ -	$ -	$ 149,836,040
Short Term Investments	169,895	-	-	169,895

Total Investments in Securities	$ 150,005,935	$ -	$ -	$ 150,005,935

Keeley Mid Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 63,568,384	$ -	$ -	$ 63,568,384
Short-Term Investments	302	-	-	302

Total Investments in Securities	$ 63,568,686	$ -	$ -	$ 63,568,686

Keeley All Cap Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 88,106,305	$ -	$ -	$ 88,106,305
Short-Term Investments	565	-	-	565

Total Investments in Securities	$ 88,106,870	$ -	$ -	$ 88,106,870

Keeley Alternative Value Fund	Level 1	Level 2	Level 3	Total

Equity*	$ 30,558,160	$ -	$ -	$ 30,558,160
Purchased Options	$ 179,450	$ -	$ -	$ 179,450
Short-Term Investments	165	-	-	165

Total Investments in Securities	$ 30,737,775	$ -	$ -	$ 30,737,775

Other Financial Instruments*
Written Options	$ 604,310	$ -	$ -	$ 604,310
Purchased Futures	$ 7,564,125	$ -	$ -	$ 7,564,125
Total Investments in Other Financial Instruments	$ 8,161,962	$ -	$ -	$ 8,161,962

*See the Schedule of Investments for the investments detailed by industry classification.

4)  Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Small Cap Dividend Value Fund	KEELEY Small- Mid Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY All Cap Value Fund	KEELEY Alternative Value Fund

Cost of Investments	$ 3,032,270,091	$ 31,437,136	$ 116,699,985	$ 43,540,734	$ 62,507,809	$ 25,348,639

Gross unrealized appreciation on investments	1,080,540,597	5,956,223	34,514,189	20,456,846	26,721,830	5,692,285
Gross unrealized depreciation on investments	(188,349,648)	(574,787)	(1,208,239)	(428,894)	(1,122,769)	(907,460)
Gross unrealized appreciation on futures	-	-	-	-	-	6473
Gross unrealized depreciation on futures	-	-	-	-	-	-
Net unrealized appreciation/(depreciation)	$ 892,190,949	$ 5,381,436	$ 33,305,950	$ 20,027,952	$ 25,599,061	$ 4,791,298

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

5)  Derivatives:
The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Keeley Alternative Value Fund (“KALVF”) may invest in derivatives to the extent permitted by its investment objectives and policies.  Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

KALVF’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities.  KALVF is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk.  Liquidity risk is the risk that KALF will be unable to sell a particular derivative in the open market in a timely manner.  Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment.  KALVF’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.  Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Futures Contracts – KALVF may enter into futures contracts, an agreement between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies.  KALVF enters into futures contracts to manage its exposure to the stock market.  Upon entering into futures contracts, KALVF is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of KALVF’s futures contracts.  Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by KALVF each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, KALVF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and KALVF’s basis in the contracts.

With the exception of KALVF, the Funds did not enter into any futures contracts during the period ended June 30, 2011.  KALVF, however, had an average monthly market value of $839,739 for purchased futures and an average monthly market value of $1,080,055 for written futures during the period ended June 30, 2011.  The counterparty for these futures contracts was Citi Group Global Markets, Inc.  KALVF had open futures contracts with a notional value of $7,557,652 as of June 30, 2011.

Short Positions – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  The Funds did not hold any short positions as of June 30, 2011.

Options – KALVF may purchase and write put and call options on securities, currencies or indices and enter into related closing transactions.  When KALVF writes an option, an amount equal to the premium received by KALVF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by KALVF on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a close purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether KALVF has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by KALVF.  KALVF, as a writer of an option, bears the market risk if there is an unfavorable change in the price of the security underlying the written option.

KSCVF, KSDVF, KSMVF, KMCVF, and KACVF did not enter into any purchased or written options during the period ended June 30, 2011.  KALVF had an average monthly market value of $106,817 for purchased options and an average monthly market value of $190,892 for written options during the period ended June 30, 2011.  The counterparty for these purchased and written options was Morgan Stanley.  KALVF held purchased options with a value of $179,450 and written options with a value of $604,310 as of June 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc

By (Signature and Title)    /s/ John L. Keeley Jr.
John L. Keeley, Jr., President

Date               8/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ John L. Keeley Jr.
John L. Keeley, Jr., President

Date           8/26/2011

By (Signature and Title)*        /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date            8/26/2011

* Print the name and title of each signing officer under his or her signature.